Revenue - Summary of Revenue Disaggregated By Major Service Line and Timing of Revenue Recognition (Detail) - CAD ($)		3 Months Ended				6 Months Ended				12 Months Ended
		Jun. 30, 2022		Jun. 30, 2021		Jun. 30, 2022		Jun. 30, 2021		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		$ 2,269,026		$ 6,556,463		$ 6,698,629		$ 13,992,029		$ 25,596,972	$ 26,928,439	$ 18,340,249
Over time [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		3,783,459	[1]	6,253,142	[1]	7,645,663	[1]	11,701,851	[1]	24,422,749	18,551,736	12,375,586
At a point in time upon completion [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		(1,514,433)	[1]	303,321	[1]	(947,034)	[1]	2,290,178	[1]	1,174,223	8,376,703	5,964,663
AssetCare initialization [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	[2]	28,979		303,321		443,470		818,564		1,250,181	7,689,232	5,964,663
AssetCare solutions [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	[3]	4,695,074		6,079,949		8,684,202		12,514,458		23,461,748	12,809,054	2,939,582
Engineering services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	[4]	116,649		$ 173,193		142,633		$ 659,007		$ 885,043	$ 6,430,153	$ 9,436,004
Contract modification revenue reversal [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	[5]	$ (2,571,676)				$ (2,571,676)

[1]	See table above and related footnote 4. The three and six months ended June 30, 2022 reflects the reversal of $534,662 of revenue recognized over time and $2,037,014 of revenue recognized at point in time upon completion.
[2]	Revenues from initial implementation and activation of AssetCare projects, including the sale of hardware.
[3]	Revenues include sales of subscriptions to AssetCare, other subscriptions, post contract support and maintenance, perpetual software licenses, and installation and engineering services.
[4]	Revenues includes consulting, implementation and integration services entered into on a time and materials basis or fixed fee basis without the use of AssetCare.
[5]	During the three months ended June 30, 2022, the Company cancelled a multi-year customer contract for which services had been performed in prior periods, resulting in a contract modification. As a result, revenue from AssetCare Initialization of $2,037,014 and AssetCare Solutions of $534,662 which were recorded in prior periods was reversed during the three and six months ended June 30, 2022.